Annual Operating Expenses {- Fidelity Managed Retirement 2025 Fund} - 07.31 Fidelity Managed Retirement Funds K Combo PRO-06 - Fidelity Managed Retirement 2025 Fund - Class K	Aug. 03, 2022
Operating Expenses:
Management fee	0.38%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.38%	[1]

[1]	(a)Adjusted to reflect current fees.